SHARE CAPITAL - Common and Preferred Share Capital (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of number of shares outstanding [abstract]
Share-based payment transactions	$ 13	$ 6
Repurchased		(50)
Part VI.1 tax	(9)	$ (9)
Preferred shares reclassified to trade payables and other	$ (26)
Common share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	549	550
Share-based payment transactions (in shares)	2	0
Repurchased (in shares)		(1)
Issued, net of issue costs (in shares)	30
Number of shares, Ending balance (in shares)	581	549
Share capital, beginning balance	$ 15,765	$ 15,793
Share-based payment transactions	13	6
Repurchased		(34)
Issued in connection with subscription receipts conversion, net of issue costs	1,230
Share capital, ending balance	$ 17,008	$ 15,765
Preferred share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	93	93
Issued, net of issue costs (in shares)	0	0
Number of shares, Ending balance (in shares)	93	93
Share capital, beginning balance	$ 2,199	$ 2,208
Part VI.1 tax	(9)	(9)
Share capital, ending balance	$ 2,164	$ 2,199
Series 22 preference share
Reconciliation of number of shares outstanding [abstract]
Class A, Series 22 Preferred Shares reclassification (in shares)	0
Preferred shares reclassified to trade payables and other	$ (26)